RECLAMATION PROVISION (Details) (USD $)			6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Goldex mine
Environmental remediation liability
Environmental remediation			$ 2,000,000
Environmental remediation liability			12,600,000
Environmental remediation liability, current	$ 1,934,000	$ 3,452,000	$ 900,000